Investment Risks - Guinness Atkinson Real Assets Income ETF	Dec. 17, 2025
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You can lose money by investing in shares of Real Assets Income ETF. Risks associated with an investment in the Fund can increase during times of market volatility.
Real Estate-Related Securities Risk [Member]
Prospectus [Line Items]
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•    Real Estate-Related Securities Risk.    The Fund will invest in real-estate related companies, including REITs (real estate investment trusts), as well as companies that own, hold, develop, manage or operate real estate assets. These companies expose investors indirectly to the risks associated with owning real estate directly, as well as the risks of operating real estate management companies. Real estate assets can be affected by changes in property values, government actions (including levels of tax or other local regulations), zoning designations, usage limitations, environmental conditions, limitations on rental income increases or evictions, casualty events (including natural disasters) and eminent domain. Real estate investments are sensitive to local, state and federal changes and can be cyclical, including during periods of overdevelopment. REITs may be subject to additional risks including risks relating to financing or leverage to acquire real-estate related assets, financial market and leverage exposures, and potential defaults. REITs may fail to continue to qualify for favorable tax or regulatory treatment, based on changes in underlying assets.

Infrastructure Risk [Member]
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•    Infrastructure Risk.    Companies in the infrastructure industry may be subject to a variety of factors that could adversely affect their business or operations, including high or variable interest costs in connection with capital spending or construction programs (including government-backed programs), higher than average degrees of leverage, costs associated with governmental, environmental and other regulations, the level of government spending on or in support of infrastructure projects, and other factors. These companies may also be more sensitive to global or local changes in inflation, tariffs, supply chain constrictions, business disruptions, and changes in commodity or energy prices. Transportation costs associated with infrastructure projects may be affected by supply and demand for specific products or services, tax policy or tariffs, government regulation, world events and global or local economic conditions. Within Infrastructure, the Fund invests in companies exposed to the following types of risks:

o    Energy Sector Risk.    The Fund invests in infrastructure companies that may be more sensitive to prices and developments in the energy sector, both long and short term. Prices of energy, whether traditional or sustainable, may fluctuate or decline due to many factors, including domestic or international political or economic developments (including tariffs or export or import restrictions), real or perceived, changes in supply or demand for demand for energy and sustainable energy, production and distribution policies of OPEC (Organization of Petroleum Exporting Countries) and other oil-producing countries, energy conservation projects, changes in governmental regulations affecting companies in the energy business or related lines of business, changes in technology affecting traditional or alternative energy, and changes in tax regulations relating to energy or goods relating to energy production, transportation, storage or distribution. Energy companies also face risks from terrorism, natural disasters and other catastrophic events, government interventions and energy conservation efforts. The performance of energy companies tends to be cyclical and highly dependent on energy prices, which can be subject to market interruptions and unforeseen financial pressures (such as when energy futures and energy prices misalign). A decline in energy prices would likely have a negative effect on securities held by the Fund.

o    Utility Industry Risk.    The Fund will invest in companies that have more exposures to the utility sector than other funds. Companies in the utility sector may be sensitive to changes in interest rates, capital allocations, regulatory and tax changes. In most places, companies in the utilities industry are regulated by governmental entities, which can facilitate projects or alternatively increase costs and delays for projects. Utility companies may not be able to pass increased costs or expenses to customers without approval. In some areas, utility deregulation may cause increases in investment, competition, innovation and profits. In other places, costs associated with developing energy distribution resources may reduce competition, capital deployment and profits. All of these factors could affect dividend payments by utility companies. In addition, companies in the utilities industry may face cost increases and reduced access to fuel (such as oil, coal, natural gas, wind, solar or nuclear energy) and potentially high interest costs for borrowing to finance new projects. Even domestic U.S. utility companies can be affected by global developments affecting energy markets.

o    Communications Industry Risk.    The Fund will invest in companies that are closely aligned to the communications sector, and these companies may be more vulnerable to product development cycles including obsolescence than other companies that are not as reliant upon digital and technological advancements and telephony. Companies in the communications industry can face rapid development and deployment of competitive innovations and products, some of which may be designed to “disrupt” established communication channels. These companies may also face competition, enhanced research and development costs (including satellite, platform access and cybersecurity costs), risks of government regulation, as well as data security and privacy concerns. These companies may also face increased risks of security breaches which may be aimed at enterprise data or customer/consumer data, the theft of which could expose a company to business losses as well as fines or other monetary consequences. These risks apply to the communications sector as a whole and to individual companies within this sector. The Fund could lose money if a company in its portfolio is adversely affected by one of these risks.

o    Natural Resources Risk.    The Fund will invest in companies in the natural resources sector. These securities may decline for a range of reasons, including changes in interest rates, commodity prices, governmental regulator or support, taxes or tariffs, import or export restrictions, tariffs or threats of tariffs, environmental conditions, changes in exchange rates, catastrophic events, or changes in rates of depletion of resources. These securities may also change in value based on costs associated with the production, extraction, or transportation of these resources.

Concentration Risk [Member]
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•    Concentration Risk.    The Fund will generally hold substantial assets in the Real Estate and Income companies, which means that it will be more sensitive to losses due to adverse events that affect these areas of the economy as a whole. The Fund’s concentration in these companies may present more risks than if it were broadly diversified over numerous industries and sectors of the economy. A downturn in these companies would have a larger impact on the Fund than on a fund that does not concentrate in such companies. At times, the performance of these companies may lag the performance of other industries or the broader market as a whole.

Investing in Non US Companies [Member]
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•    Investing in Non US Companies.    Investing in companies outside the U.S., including in countries in Europe and Asia, involves different and additional political, social, economic, legal, and regulatory and other risks, based on the size of their securities markets, competition for investments, interest rates, and global or foreign trade activities (restrictions and tariffs, or threats of changes to restrictions or tariffs), and changes in the global economy, such as “Brexit”, the withdrawal of the United Kingdom from the European Union (EU). Impacts of Brexit are likely to be higher on companies with significant contacts with the United Kingdom, including companies in Europe. Non-US companies, whether in developed or emerging markets, may be more sensitive to these factors, which can increase volatility, reduce liquidity and negatively affect economic growth. The Fund’s ability to access foreign securities markets can be limited, which can affect availability, liquidity and pricing of foreign securities.

o    Sensitivity to global events.    Non US securities may be more sensitive to changes in global economy activity, including interest rates as well as trading activity, including trade restrictions, tariffs, or threats of changes to restrictions or tariffs. These companies may be more sensitive to global economic transitions and stresses, such as Brexit, central bank or government interventions (commonly involving interest rates but also stimulus and sanctions). Investing in non-US securities can also expose the Fund to risks associated with the potential imposition of economic or other sanctions against a particular country, or businesses or industries, including trade restrictions or tariffs (or threats thereof).

o    European Securities.    The Fund may invest in companies in France, Germany, Netherlands, Switzerland, and the United Kingdom. Companies in countries in the European Union and the UK may be more sensitive to changes as a result of Brexit, the withdrawal of the United Kingdom from the European Union. These changes could include changes in how goods, technology or services are delivered or received between the European Union countries and the United Kingdom.

o    Securities of Companies in Asia.    The Fund may invest in securities of companies in Asia, including China and Taiwan. Investments in securities of Chinese companies can be impacted by currency and exchange rate fluctuations, in addition to price volatility, illiquidity and changes in China’s regulatory, monetary and socioeconomic policies, and limitations on access to Chinese issuers. Countries in Asia may be more dependent on global trade relationships; interruptions in global trade could adversely affect securities of companies in Asia.

▪     Asia Pacific stock markets may experience volatility and instability, and these risks can apply to entire economies, particular sectors and particular securities. Asia Pacific stocks could rise or fall with changes in economic or political circumstances in specific countries, may fall out of favor with investors, and currencies of countries in the Asia Pacific region may decline in comparison to the U.S. dollar. Stocks economically tied to the Asia Pacific region may be more sensitive to economic, political, social or legal changes in countries in the Asia Pacific region, which could adversely affect a Fund’s investments.

o    Legal, Accounting, Audit and Disclosure may vary.    Foreign countries have different legal, accounting, auditing and financial disclosure systems, which may make information about companies more difficult to understand, and less information may be available. Under foreign legal systems, different standards may apply for foreign governments to take over assets, restrict the ability to exchange currency or restrict the delivery of securities. Some foreign companies may be subject to special restrictions in U.S. markets due to non-compliance with U.S. audit inspection standards.

Currency and Currency Exchange Risks [Member]
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•    Currency and Currency Exchange Risks.    The Fund’s currency is US Dollars, while some of its investments are denominated in foreign currencies. Foreign currencies may fluctuate against the US Dollar and some foreign currencies are more volatile, especially during times of economic stress, and foreign countries may limit trading or repatriation of currencies. The Fund’s NAV could be affected by a change in foreign currency exchange rates. The Fund may incur costs associated with exchanging dollars into foreign currencies, and vice versa, for investing in foreign securities. The Fund’s NAV could decline if the foreign currency of a market in which the Fund invests declines against the US Dollar.

Foreign Securities Market Risks [Member]
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•    Foreign Securities Market Risks.    Foreign securities markets generally have lower trading volumes than US markets, which means it may be more difficult for the Fund to buy or sell foreign securities. Additionally, trading on foreign securities markets may involve longer settlement periods and higher transaction costs. Some foreign securities markets are closed to trading for extended periods (foreseeable and unplanned), which could make the Fund’s holdings in those markets illiquid or hard to value. Government oversight of foreign stock exchanges and brokerage industries may be less stringent than in the United States. Some foreign securities markets restrict access by non-domestic investors. The Fund’s investments in securities traded on foreign markets could make this Fund more risky than a fund that only invests in securities traded on US exchanges.

Emerging Markets Risks [Member]
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•    Emerging Markets Risks.    The Fund may invest in companies in emerging markets, including China. Emerging market countries generally have less established economies, smaller capital markets and greater social, economic, regulatory or political risks. These factors could contribute to increased volatility, liquidity risks and valuation risks. These risks apply to direct holdings in foreign companies and holdings in depository receipts for foreign companies.

Expropriation Risk [Member]
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•    Expropriation Risk.    Investments in foreign countries are subject to expropriation risk, and the risk that foreign governments act to limit investment in foreign securities, through exchange controls, currency restrictions and taxation. There can be limits on the Fund’s ability to pursue and collect a legal judgment against a foreign government if an expropriation event occurs.

Dividend Paying Securities Risk [Member]
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•    Dividend Paying Securities Risk.    The Fund invests in securities that pay dividends. There is no guarantee that the securities held by the Fund will declare or pay dividends in the future, or that dividends will remain at current levels or increase.

U.S. Securities Risk [Member]
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•    U.S. Securities Risk.    The Fund invests in securities of issuers economically tied to the U.S. This means the Fund’s investments are subject to legal, regulatory, political, currency, security and economic risks that are specific to the U.S., including changes in the U.S. economy, interest rates, taxes or tariffs, or changes in U.S. financial markets including their integration into the global interconnected markets.

Equity Securities Risk [Member]
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•    Equity Securities Risk.    The Fund invests in publicly-traded equity securities, and their value may fluctuate, sometimes rapidly and unpredictably, which means a security may be worth more or less than when it was purchased. These fluctuations can be based on a variety of factors including a company’s financial condition as well as macro-economic factors such as interest rates, inflation rates, global market conditions, and non-economic factors such as market perceptions and social or political events.

Market Risk [Member]
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•    Market Risk.    General market conditions can affect the value of the Fund’s securities holdings. Market risk applies to individual securities, a particular sector or the entire economy. Recently, global financial markets have experienced periods of extreme stress (sometimes relating to specific events) which resulted in unusual and extreme volatility in the equity markets and in the prices of individual securities. In some cases, the prices of securities issued by individual companies have been negatively impacted even though there may be little or no apparent degradation in the financial conditions or prospects of that company. Global events, financial market shocks or interest rate events could cause equity securities generally to decline in value, including if fixed income securities become more favorable. These market conditions add significantly to the risk of short-term volatility of the Fund.

Global Risks [Member]
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•     Global Risks.    The Fund invests primarily in companies economically tied to foreign countries and U.S. issuers that have exposure to non-U.S. companies. The Fund will invest in or be exposed to companies that are exposed to more global risks. Economies and financial markets globally are increasingly interconnected, which means that events or conditions in one locale can affect markets or companies in other countries or regions. Companies in which the Fund invests may experience differing outcomes with respect to inflation or deflation, interest rates, safety and security, economic uncertainties (including taxes, tariffs and import/export controls), natural and environmental conditions, health conditions (including pandemics such as Covid-19) and/or systemic market dislocations (including market dislocations due to events outside a company’s country or region, including supply chain events, sanctions or embargoes). The global interconnectivity of industries and companies, especially with respect to goods, can be negatively impacted by events occurring beyond a company’s principal geographic location. These events can contribute to volatility, valuation and liquidity issues, and can affect specific companies, countries, regions and global markets.

o    Capital Controls and Sanctions Risk.    Beginning in 2022, a number of countries imposed capital controls and economic and other sanctions in response to Russia’s invasion of Ukraine. The range of sanctions (direct and secondary) and their impact continues to evolve but has included asset seizures, restrictions on the transfer or exchange of currency, restrictions on asset transfers, exclusions from international banking systems, export limitations and limitations on listing shares of companies that are economically tied to Russia and Belarus, including depositary receipts on shares of affected companies. Sanctions programs have been imposed by individual countries, and also on a coordinated basis. The duration of sanctions programs and capital controls in response to the invasion of Ukraine cannot be predicted with any certainty. Capital controls and/or sanctions could adversely impact companies in the Fund’s portfolio, which could adversely affect the trading market and price for Fund shares, and otherwise cause the Fund to decline in value.

Management Risk [Member]
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•    Management Risk.    The Fund’s strategy may not achieve its investment objective; the portfolio managers’ qualitative judgments about portfolio companies or their securities may be incorrect or the Adviser might not properly implement the strategy.

Capitalization Risk [Member]
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•    Capitalization Risk.    The Fund invests in companies with a range of capitalizations, including small cap (under US $1 billion), medium cap (under US $5 billion) and large cap (US $10 billion or more). Small cap and medium cap companies may be more susceptible to financial downturns, have limited product lines, may be illiquid or experience volatility and may have limited financial resources. Large cap companies may have frequent price changes based on general economic conditions and may be adversely affected by declines among lines of business, and may be less agile in responding to market and product challenges. Investing in small cap and medium cap companies may make the Fund more risky than a fund that only invests in securities of larger capitalization companies.

Liquidity Risk [Member]
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•    Liquidity Risk.    The Fund invests in securities, which may become illiquid, and there is liquidity risk associated with the Fund’s own shares. Securities in which the Fund invests could become illiquid, which means that the securities cannot be sold within seven days under current market conditions without significantly affecting the price at which the investment is carried on the Fund’s books. Investments that become illiquid may be more difficult to value. The Fund may be more sensitive to this risk because it invests in non-US securities. Some of the foreign markets in which the Fund invests may be closed for national holidays or other reasons, which may cause some holdings to be illiquid. Illiquidity in portfolio securities could cause the Fund’s shares to trade at a premium or discount. The Fund has adopted a liquidity risk management program to manage liquidity risk of its underlying portfolio.

Fund Cybersecurity Risk [Member]
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•    Fund Cybersecurity Risk.    Cybersecurity risk applies to the Fund, its service providers and the companies in which the Fund invests. Cybersecurity risk includes breaches, intentional or unintended, that may impact a company’s ability to operate, and could include data corruption, theft or loss, improper access to proprietary information, or interference with technology operations. Companies could suffer losses due to cybersecurity events, including fines, penalties, reputational injuries, as well as financial losses and legal and compliance expenses. Cybersecurity risks of the Fund include risks applicable to the Fund’s service providers. While the Fund and its service providers have established cybersecurity defenses, there is no guarantee that these defenses will be effective.

Shares May Trade At Prices Other Than NAV [Member]
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•    Shares May Trade At Prices Other Than NAV.    “ETF Shares” are the Fund’s individual exchange-traded shares, which are listed for trading on the NYSE Arca. Shares are bought and sold in the secondary market at a market price. The Fund’s NAV is calculated once per day, at the end of the day. The market price of a Share on the exchange could be higher than the NAV (premium), or lower than the NAV (discount).

o    Market Price could vary from NAV.    The market price of an ETF Share on the exchange can change throughout the day and may differ from the Fund’s NAV per share, which is calculated only once per day, at the end of the day.

o    Market Price could vary from NAV due to foreign holdings.    The Fund will hold shares of non-U.S. securities traded in local markets that close at a different time than the NYSE Arca. During the time when the NYSE Arca is open but after the applicable local market has closed, the price of a foreign security that is held by the Fund and included in the Fund’s NAV will be the most recent closing price in that security’s local market, updated for currency changes, until that local market opens again. In that case, the prices used in calculating the Fund’s NAV may be based on closing prices of securities traded in non-U.S. markets that have not been updated, except for currency changes. When all or a portion of the Fund’s portfolio consists of securities traded in a market that is closed when the market for the Fund’s shares is open, there could be differences between the value of ETF shares and the value of the Fund’s underlying portfolio. This could lead to differences between the market price of the ETF Shares and the underlying value of the Fund shares. These differences can be magnified during times of significant market activity and could contribute to the ETF Shares trading at a premium or discount.

o    Costs of buying, selling or holding Fund Shares.    Purchases and sales of ETF Shares on the exchange through a broker may incur a brokerage charge or commission, frequently a fixed amount; this may be a significant proportional cost for investors transacting in small numbers of shares. The difference between the price investors are willing to pay for ETF Shares (the “bid” price) and the price at which investors are willing to sell ETF Shares (the “ask” price) is called the “spread.” The spread with respect to ETF Shares varies over time based on the Fund’s trading volume and market liquidity, and is generally lower (or “narrower”) if the Fund has a lot of trading volume and market liquidity and higher (or “wider”) if the Fund has little trading volume and market liquidity. When the spread widens, or when premiums or discounts become larger than usual, particularly in times of market stress, investors may pay significantly more or receive significantly less than the underlying value of the Fund shares when they buy or sell ETF Shares in the secondary market. Because of the costs of buying and selling shares of the Fund, frequent trading may reduce investment returns. You could lose money if you sell your shares at a point when the market price is below the Fund’s NAV.

o    Information about the Fund’s spread.    The Fund’s website will contain information about the Fund’s per share NAV, closing market price, premiums and discounts, and the median bid/ask spread. If a Fund’s premium or discount exceeds 2% for more than 7 consecutive trading days, the website will also disclose the factors that the investment adviser reasonably believes materially contribute to this trading premium or discount.

Cash Redemption Risk [Member]
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•    Cash Redemption Risk.    The Fund may be required to sell portfolio securities if it is required to pay cash in redemption of Creation Units to Authorized Participants. Generally, the Fund will effectuate redemptions in kind. For some portfolio holdings traded in specific foreign markets that do not permit in-kind transfers, the Fund will need to sell securities and deliver cash to redeeming Authorized Participants. There is a risk that the Fund could lose money if it had to sell its securities in times of overall market turmoil or when the Fund’s portfolio securities have declined in value, or if the securities become illiquid. Selling securities could generate capital gains and cause the Fund to incur brokerage expenses, and could result in tax consequences.

Redemption Risk [Member]
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•    Redemption Risk.    ETF Shares are not individually redeemable. The Fund only redeems ETF Shares in Creation Units, which are large blocks of shares, from Authorized Participants. If you want to liquidate some or all of your investment in shares of the Fund, you would have to sell them on the secondary market at prevailing market prices, which may be lower than NAV.

Absence of Active Trading Market Risk [Member]
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•    Absence of Active Trading Market Risk.    Although ETF Shares will be listed on the NYSE Arca exchange, there is no guarantee that an active trading market for Fund shares will exist at all times. In times of market stress, markets can suffer erratic or unpredictable trading activity, extraordinary volatility or wide bid/ask spreads, which could cause some market makers and Authorized Participants to reduce their market activity or “step away” from making a market in ETF Shares, and market makers and Authorized Participants are not obligated to place or execute purchase and redemption orders. This could cause the Fund’s market price to deviate, materially, from the NAV, and reduce the effectiveness of the ETF arbitrage process (that is, arbitrage will be less effective at keeping the market price of ETF Shares aligned closely with the value of its underlying portfolio). Trading in ETF Shares on the NYSE Arca exchange may be halted if individual or market-wide “circuit breakers” are activated (circuit breakers halt trading for a specific period of time when the price of a particular security or overall market prices decline by a pre-determined percentage). Trading of ETF Shares also could be halted if (1) the shares are delisted from the NYSE Arca exchange without first being listed on another exchange or (2) NYSE Arca exchange officials determine that halting is appropriate in the interest of a fair and orderly market or to protect investors. Any absence of an active trading market for ETF Shares could lead to a heightened risk that there will be a difference between the market price of an ETF Share and the underlying value of the ETF Share.

Authorized Participant Risk [Member]
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•    Authorized Participant Risk.    Only a limited number of financial institutions that enter into an authorized participant agreement with the Fund may engage in creation or redemption transactions. If the Fund’s Authorized Participants decide not to create or redeem shares, shares may trade at a premium or discount to the Fund’s net asset value. This risk could be heightened because the Fund will invest in non-U.S. securities, which may be traded outside a collateralized settlement system. In such a case, Authorized Participants may be required to post collateral for some trades on an agency basis (that is, on behalf of other market participants), which only a limited number of Authorized Participants may be willing to do. This risk could also be heightened because the Fund uses a focused investment strategy. If Authorized Participants do not proceed with creation and redemption orders for shares, the Fund’s share price could trade at a discount to NAV and could face trading halts or de-listing.